Janus Henderson Developed World Bond Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Developed World Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees (but excluding out-of-pocket transfer agency/shareholder servicing costs), acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.68%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees (but excluding out-of-pocket transfer agency/shareholder servicing costs), acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.